Filed pursuant to Rule 497(e)
                                                               File No. 33-12113

                PIMCO Funds: Pacific Investment Management Series
                 Institutional and Administrative Share Classes

                        Supplement dated June 4, 1998 to
                         Prospectus dated April 1, 1998




Change to PIMCO Real Return Bond Fund

         Effective July 1, 1998, the credit quality guidelines of the PIMCO Real Return Bond Fund will be changed to provide that the Fund may invest in securities rated B or higher by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Services ("S&P") (or, if unrated, determined by the Adviser to be of comparable quality), with a maximum of 10% of its assets in securities rated below Baa by Moody's or BBB by S&P. Prior to that date, the Fund limited its investments to securities rated at least A by Moody's or S&P (or, if unrated, determined by the Adviser to be of comparable quality). This change revises the disclosure in the prospectus regarding the credit quality of investments of the Real Return Bond Fund.

Change to PIMCO Total Return Mortgage Fund

         Effective immediately, the average portfolio duration for the Total Return Mortgage Fund is changed to a range that will normally vary within a two- to six-year time frame. This change revises the disclosure in the prospectus regarding the average portfolio duration of the Total Return Mortgage Fund.

Change to Minimum Initial Investment

         Effective immediately, the minimum initial investment for each registered investment adviser purchasing shares for its clients is $250,000 per Fund. As such, on page 49 of the Prospectus, the second sentence of the third paragraph of the section captioned "Purchase of Shares" is revised to read as follows:

         "The minimum initial investment for shares of either class is $5 million, except that the minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000 per Fund."



          Investors Should Retain This Supplement For Future Reference

                                                   Filed pursuant to Rule 497(e)
                                                               File No. 33-12113


                PIMCO Funds: Pacific Investment Management Series
                                 Class D Shares

                        Supplement dated June 4, 1998 to
                         Prospectus dated April 8, 1998





Change to PIMCO Real Return Bond Fund

         Effective July 1, 1998, the credit quality guidelines of the PIMCO Real Return Bond Fund will be changed to provide that the Fund may invest in securities rated B or higher by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Services ("S&P") (or, if unrated, determined by the Adviser to be of comparable quality), with a maximum of 10% of its assets in securities rated below Baa by Moody's or BBB by S&P. Prior to that date, the Fund limited its investments to securities rated at least A by Moody's or S&P (or, if unrated, determined by the Adviser to be of comparable quality). This change revises the disclosure in the prospectus regarding the credit quality of investments of the Real Return Bond Fund.

Change to PIMCO Total Return Mortgage Fund

         Effective immediately, the average portfolio duration for the Total Return Mortgage Fund is changed to a range that will normally vary within a two- to six-year time frame. This change revises the disclosure in the prospectus regarding the average portfolio duration of the Total Return Mortgage Fund.




          Investors Should Retain This Supplement For Future Reference

                                                   Filed pursuant to Rule 497(e)
                                                               File No. 33-12113


                PIMCO Funds: Pacific Investment Management Series
                             Class A, B and C Shares

                        Supplement dated June 4, 1998 to
                         Prospectus dated April 1, 1998





Change to PIMCO Real Return Bond Fund

         Effective July 1, 1998, the credit quality guidelines of the PIMCO Real Return Bond Fund will be changed to provide that the Fund may invest in securities rated B or higher by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Services ("S&P") (or, if unrated, determined by the Adviser to be of comparable quality), with a maximum of 10% of its assets in securities rated below Baa by Moody's or BBB by S&P. Prior to that date, the Fund limited its investments to securities rated at least A by Moody's or S&P (or, if unrated, determined by the Adviser to be of comparable quality). This change revises the disclosure in the prospectus regarding the credit quality of investments of the Real Return Bond Fund.




          Investors Should Retain This Supplement For Future Reference